UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2007

	Shares or Principal Amount		Value

Common Stocks 98.8%
Aerospace and Defense 5.7%
Boeing	77,600	shs.	$8,147,224
Raytheon	148,700		9,490,034
United Technologies	116,000		9,335,680

			26,972,938

Biotechnology 3.3%
Amgen*	62,200		3,518,654
Celgene*	71,000		5,063,010
Cephalon*	61,900		4,522,414
Genentech*	29,200		2,278,184

			15,382,262

Capital Markets 2.7%
Goldman Sachs Group	34,300		7,434,182
Morgan Stanley	85,400		5,380,200

			12,814,382

Chemicals 5.0%
Monsanto	140,100		12,012,174
Potash Corp. of Saskatchewan	111,700		11,806,690

			23,818,864

Communications Equipment 6.0%
Cisco Systems*	500,400		16,568,244
Research In Motion*	118,800		11,707,740

			28,275,984

Computers and Peripherals 5.8%
Apple*	83,900		12,882,006
Hewlett-Packard	288,600		14,369,394

			27,251,400

Consumer Finance 0.4%
Discover Financial Services	86,200		1,792,960

Diversified Telecommunication Services 1.2%
Qwest Communications*	632,800		5,796,448

Electrical Equipment 2.8%
ABB (ADR)	508,800		13,345,824

Energy Equipment and Services 7.5%
Cameron International*	77,900		7,189,391
Halliburton	193,200		7,418,880
Transocean*	102,600		11,598,930
Weatherford International*	135,200		9,082,736

			35,289,937

Food and Staples Retailing 2.8%
CVS/Caremark	336,900		13,351,347

Health Care Equipment and Supplies 5.4%
Baxter International	116,900		6,579,132
Beckman Coulter	44,500		3,282,320
Gen-Probe*	73,900		4,920,262
Medtronic	125,300		7,068,173
St. Jude Medical*	80,300		3,538,821

			25,388,708

Health Care Providers and Services 2.4%
Quest Diagnostics	90,000		5,199,300
WellPoint*	75,100		5,926,892

			11,126,192

Hotels, Restaurants and Leisure 2.9%
Las Vegas Sands*	67,000		8,939,140
Starbucks*	173,700		4,550,940

			13,490,080

Industrial Conglomerates 1.5%
McDermott International*	131,300		7,100,704

Internet Catalog Retail 1.0%
NutriSystem*	96,700		4,534,263

Internet Software and Services 7.1%
eBay*	125,300		4,889,206
Google (Class A)*	32,900		18,663,183
SAVVIS*	251,100		9,737,658

			33,290,047

IT Services 1.5%
Cognizant Technology Solutions (Class A)*	90,200		7,195,254

Life Sciences Tools and Services 1.1%
Thermo Fisher Scientific*	85,700		4,946,604

Machinery 2.0%
Deere	64,100		9,513,722

Media 3.7%
Gemstar-TV Guide International*	2,541,000		17,685,360

Metals and Mining 2.4%
Barrick Gold	89,500		3,605,060
Freeport-McMoRan Copper & Gold	72,500		7,604,525

			11,209,585

Multiline Retail 1.6%
Kohl’s*	132,100		7,573,293

Oil, Gas and Consumable Fuels 1.7%
Marathon Oil	138,900		7,920,078

Pharmaceuticals 3.5%
Abbott Labs	127,900		6,857,998
Bristol-Myers Squibb	183,200		5,279,824
Wyeth	100,800		4,490,640

			16,628,462

Semiconductors and Semiconductor Equipment 7.2%
Broadcom (Class A)*	197,800		7,207,832
Intel	477,300		12,342,978
Maxim Integrated Products	246,600		7,237,710
Texas Instruments	197,000		7,208,230

			33,996,750

Software 3.6%
Adobe Systems*	176,300		7,697,258
Oracle*	434,600		9,409,090

			17,106,348

Specialty Retail 1.3%
Urban Outfitters*	291,100		6,345,980

Tobacco 1.4%
Altria Group	97,000		6,744,410

Wireless Telecommunication Services 4.3%
America Movil Series L (ADR)*	147,800		9,459,200
NII Holdings*	134,100		11,016,315

			20,475,515

Total Common Stocks			466,363,701

Fixed Time Deposit 1.7%
BNP Paribas, Grand Cayman 5.15%, 10/1/2007	$8,123,000		8,123,000

Total Investments 100.5%			474,486,701
Other Assets Less Liabilities (0.5)%			(2,416,870)

Net Assets 100.0%			$472,069,831

* Non-income producing security.

ADR - American Depositary Receipts.

At September 30, 2007, the cost of investments for federal income tax purposes was $402,450,328. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $77,965,513 and $5,929,140 respectively.

Net unrealized appreciation was $72,036,373.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund’s investment adviser believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

 SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.